ASSET ACQUISITIONS AND BUSINESS COMBINATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
ASSET ACQUISITIONS AND BUSINESS COMBINATIONS [Text Block]

8.  ASSET ACQUISITIONS AND BUSINESS COMBINATIONS

Original Hemp asset acquisition

On March 1, 2023, the Company completed its acquisition of all the assets operating under the brand "Original Hemp". The Company analyzed the acquisition under ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, determining Original Hemp did not meet the definition of a business as it did not have inputs, processes, and outputs in place that constituted a business under Topic 805. As a result, the transaction has been accounted for as an asset acquisition whereby all of the assets acquired and liabilities assumed are assigned a carrying amount based on relative fair values. Total purchase consideration was $0.3 million.

As consideration for the purchased assets of Original Hemp, the Company will pay an amount equal to 50% of the net profits received in connection with the sale of Original Hemp products until such a time that the Company will have paid a total of $0.2 million. Once the Company has paid $0.2 million, the Company will pay an amount equal to 10% of the net profits received in connection with the sale of Original Hemp products until such a time that the Company will have paid an additional amount of $0.4 million. As these entire amounts are considered contingent consideration, it was valued using discounted cash flow models utilizing two different rates, high and low. The significant inputs to the valuation include the estimated seven-year time period to accumulate the $0.6 million maximum payment and discount rates of 31.5%, high, and 17.0%, low, to estimate the present value of the future cash outflows. The resulting acquisition date fair value of $0.3 million contingent purchase consideration is classified within the contingent purchase considerations line on the statement of financial position. At June 30, 2023, the remaining balance outstanding was $0.3 million.

The purchase is accounted for as an asset acquisition with amounts allocated as at the acquisition date to each major class of assets as follows:

Inventory	$109
Intangible asset	194
Total net assets acquired	$303

Franchise Global Health Inc. ("FGH") business combination

On December 23, 2022, the Company completed its acquisition of all the issued and outstanding common shares (the "Franchise Common Shares") of FGH., a corporation existing under the laws of the Province of British Columbia, by way of a statutory plan of arrangement (the "Arrangement") under the Business Corporations Act (British Columbia). FGH, through its wholly owned subsidiaries, is a multi-national operator in the medical cannabis and pharmaceutical industry with principal operations in Germany. The Company acquired FGH to expand its product offerings, accelerate its revenue growth, expand its customer and distribution capabilities in Germany and to improve synergies and cost savings.

The purchase consideration was comprised of 2,176,297 of Flora's common shares (the "Flora Shares"), valued at $9.8 million, inclusive of a 7.5% fair value discount for the required ninety (90) day restrictive legend on the Flora Shares delivered to the former shareholders of FGH.

The purchase is accounted for as a business combination with amounts recognized as at the acquisition date for each major class of assets acquired and liabilities assumed are as follows:

Current assets
Cash	$730
Trade receivables	2,271
Inventory	2,019
Indemnity receivables	3,415
Prepaid assets	139

Non-current assets
Property, plant, and equipment	452
Right of use assets	115
Intangible asset	6,102
Goodwill	3,716
Total assets	$18,959

Current liabilities
Trade payables and accrued liabilities	$(6,245)
Current lease liabilities	(98)
Current portion of debt	(1,062)

Long term lease liability	(21)
Deferred tax	(1,717)
Total liabilities	$(9,143)
Total net assets acquired	$9,816

The amounts shown are provisional. The Company has a measurement period of one year following the acquisition date on December 23, 2022 to adjust the provisional amounts recognized for any new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have resulted in the recognition of additional assets or liabilities, or affected the measurement of the amounts recognized as of that date.

As part of the acquisition terms, Clifford Starke, the Company's current Chief Executive Officer and a Director and the former Chief Executive Officer of FGH, together with certain affiliated entities under his control, entered into an agreement pursuant to which they agreed to indemnify the Company for certain potential liabilities of FGH and its subsidiaries, up to a maximum of $5.0 million. A total of $3.4 million of liabilities were recognized in the trade payables and accrued liabilities of FGH on the date of acquisition that were subject to this indemnification obligation. The Company believes it will be fully indemnified by the current CEO of Flora, and, as such, has recorded $3.4 million of indemnification receivables. The indemnified losses include:

1. any losses that are related to the ownership or the operation of FGH and its Canadian subsidiaries, in each case prior to the closing of the Arrangement, that are unknown to the Company and that: (i) have not been disclosed or accounted for in FGH filings; or (ii) have not been disclosed in the FGH Disclosure Letter, in each case as at the date of the Arrangement Agreement;

2. any losses that may arise from amounts owed or that may become owed to certain persons or in respect of certain matters identified in the indemnity agreement, as amended; and

3. any fraud, intentional misrepresentation, willful breach, or willful misconduct on the part of FGH or any other entity identified in the indemnity agreement of any of the foregoing in connection with the indemnity agreement or the Arrangement Agreement

The intangible assets of $6.1 million were comprised of the following categories and estimated useful lives: supplier relationships of $2.4 million for five years, customer relationships of $2.3 million for five years, and licenses of $1.4 million for five years. The Company does not expect the goodwill and intangible asset values to be deductible for Canadian income tax purposes. The goodwill is assigned to the commercial and wholesale segment.

Just Brands LLC and High Roller Private Label LLC (collectively "JustCBD") business combination

On February 24, 2022, Flora Growth U.S. Holdings Corp., a wholly owned subsidiary of the Company, completed the acquisition of 100% of the outstanding equity interests in each of (i) Just Brands LLC and (ii) High Roller Private Label LLC for total purchase consideration of $37.0 million. JustCBD is a manufacturer and distributor of consumable cannabinoid products, including gummies, tinctures, vape cartridges, and creams. JustCBD is based in Florida in the United States and was formed in 2017. The Company acquired JustCBD to expand its product offerings, accelerate its revenue growth, expand its customer and distribution capabilities in the United States and for the acquisition of human capital through JustCBD's management team.

The purchase consideration was comprised of (i) $16.0 million of cash, less $0.2 million returned to the Company in August 2022 due to final calculated closing working capital falling short of the target working capital, (ii) 475,000 common shares of the Company valued at $14.7 million, inclusive of a 15% fair value discount for the required six-month holding period of the shares, and (iii) $4.0 million of contingent purchase consideration. The contingent purchase consideration is based on a clause in the purchase agreement that provides that if at any time during the 24 months following the acquisition date, the five-day volume weighted average price ("VWAP") per share of the Company's common shares as quoted on the Nasdaq Capital Market fails to equal or exceed $100.00, then the Company shall issue a number of additional common shares to the sellers equal to the difference between (x) a fraction, the numerator of which is $47.5 million and the denominator of which is the highest five day VWAP at any point during the 24 months following the closing and (y) the 475,000 common shares delivered to the sellers at the closing. In no event shall the Company be required to issue more than 182,500 common shares unless, if required by applicable law, it shall have obtained the consent of the Company's shareholders to do so. In the event the Company is required to deliver in excess of 182,500 shares to the sellers ("Excess Shares") and the Company shall not have obtained shareholder consent, if required, the Company may deliver cash to the sellers in lieu of such Excess Shares determined by a formula set forth in the purchase agreement. The contingent purchase consideration was classified as a financial liability within the contingent purchase considerations line on the statement of financial position as the Company may be required to settle any amounts due in cash instead of common shares if the Company's common shareholders do not provide requisite shareholder approval to issue additional common shares. It is now included in the other accrued liabilities line on the statement of financial position as the settlement date is within the next 12 months.

The fair value of the contingent purchase consideration at February 24, 2022 was determined using a Monte Carlo simulation incorporating Brownian motion with 100,000 trials through a binomial model. The significant inputs to the valuation included the two-year time period, the Company's closing share price at February 24, 2022 ($36.40), estimated Company common share volatility (100%), and risk-free rate of 1.5% to discount the ending result to present value.

The fair value of the contingent purchase consideration at June 30, 2023 was determined using a Monte Carlo simulation incorporating Brownian motion with 100,000 trials through a binomial model. The significant inputs to the valuation include the remaining time period, the Company's closing share price at June 30, 2023 ($2.38), estimated Company common share volatility (110%), and risk-free rate of 5.5% to discount the ending result to present value. The Company determined that the balance of this contingent consideration at June 30, 2023 was $1.5 million, with the $1.1 million decrease in the balance from December 31, 2022 recorded in the unrealized (gain) loss from changes in fair value caption in the unaudited condensed interim consolidated statements of loss and comprehensive loss.

The purchase is accounted for as a business combination with amounts recognized as at the acquisition date for each major class of assets acquired and liabilities assumed are as follows:

Current assets
Cash	$535
Trade receivables	975
Inventory	5,534
Other current assets	540

Non-current assets
Property, plant, and equipment	536
Right of use assets	772
Other non-current assets	127
Intangible asset	4,533
Goodwill	24,898
Total assets	$38,450

Current liabilities
Trade payables and accrued liabilities	$(2,273)
Current lease liabilities	(644)
Provision for sales tax	(982)
Deferred tax	(24)
Other current liabilities	(99)
Total liabilities	$(4,022)
Total net assets acquired	$34,428

The fair value of the trade receivables reflects a $0.3 million discount to the gross contractual amounts as allowance for potentially uncollectible amounts. The acquired provision for sales tax is discussed at Note 16 below.

The intangible assets of $4.5 million are comprised of the following categories and estimated useful lives: tradenames of $3.1 million for eight to nine years, customer relationships of $1.2 million for five to seven years, and know-how of $0.2 million for three years. The Company expects the goodwill and intangible asset values to be deductible for Unites States income tax purposes. The goodwill is assigned to the house of brands segment.

No Cap Hemp Co. business combination

On July 20, 2022, Just Brands LLC., a wholly owned subsidiary of the Company, acquired certain assets, assumed certain liabilities, retained certain employees and processes (together the "purchased assets") of No Cap Hemp Co. ("No Cap") for total purchase consideration of $0.9 million. No Cap is a manufacturer and distributor of high quality and affordable CBD products. No Cap is based in Florida in the United States and was formed in 2017. Just Brands LLC acquired No Cap to expand its product offerings and accelerate its revenue growth.

As consideration for the purchased assets of No Cap, Just Brands LLC will pay an amount equal to 10% of the sales of No Cap until such a time that Just Brands LLC will have paid a total of $2.0 million. Also on July 20, 2022, Just Brands LLC advanced $0.2 million to the former owners of No Cap. This $0.2 million will be settled prior to and in the same manner as the consideration for the purchased assets. As these entire amounts are considered contingent consideration, it was valued using discounted cash flow models utilizing two different rates, high and low. The significant inputs to the original valuation included the estimated nine-year time period to accumulate the $2.0 million maximum payment and discount rates of 23.5%, high, and 14.3%, low, to estimate the present value of the future cash outflows. The resulting acquisition date fair value of $0.9 million contingent purchase consideration is classified within the contingent purchase considerations line on the statement of financial position.

The Company determined that the balance of this contingent consideration at June 30, 2023 was $0.5 million, with the $0.4 million decrease in the balance from December 31, 2022 recorded in the unrealized (gain) loss from changes in fair value caption in the unaudited condensed interim consolidated statements of loss and comprehensive loss.

The purchase is accounted for as a business combination with amounts recognized as at the acquisition date for each major class of assets acquired and liabilities assumed are as follows:

Current assets
Trade receivables	$31
Inventory	725

Non-current assets
Goodwill	417
Total assets	$1,173

Current liabilities
Trade payables and accrued liabilities	(272)
Total liabilities	$(272)
Total net assets acquired	$901

The fair value of the trade receivables reflects a $0.2 million discount to the gross contractual amounts as allowance for potentially uncollectible amounts.

The Company expects the goodwill to be deductible for United States income tax purposes. The goodwill is assigned to the house of brands segment.

9. ASSET ACQUISITIONS AND BUSINESS COMBINATIONS

Franchise Global Health Inc. ("FGH") business combination

On December 23, 2022, the Company completed its acquisition of all the issued and outstanding common shares (the "Franchise Common Shares") of FGH., a corporation existing under the laws of the Province of British Columbia by way of a statutory plan of arrangement (the "Arrangement") under the Business Corporations Act (British Columbia). The Arrangement was completed pursuant to that certain Arrangement Agreement, dated October 21, 2022, by and between Flora and FGH. FGH, through its wholly-owned subsidiaries, is a multi-national operator in the medical cannabis and pharmaceutical industry with principal operations in Germany. The Company acquired FGH to expand its product offerings, accelerate its revenue growth, expand its customer and distribution capabilities in Germany and to improve synergies and cost savings.

Pursuant to the Arrangement Agreement, at completion of the Arrangement, Flora acquired the Franchise Common Shares in exchange for 43,525,951 of Flora's common shares, no par value (the "Flora Shares"), for total purchase consideration of $9.8 million. The issuance of the Flora Shares in exchange for the Franchise Common Shares was, subject to applicable securities laws, exempt from the registration requirements of (i) the Securities Act of 1933, as amended, pursuant to the exemption provided by Section 3(a)(10) thereof and (ii) applicable U.S. state securities laws. Notwithstanding the foregoing, in accordance with the terms set forth in the Arrangement Agreement, all Flora Shares delivered to the former shareholders of FGH bear a restrictive legend and may not be sold for a period of ninety (90) days following the closing of the Arrangement.

The purchase is accounted for as a business combination with amounts recognized as at the acquisition date for each major class of assets acquired and liabilities assumed are as follows:

(Thousands of United States dollars)
Current assets
Cash	$730
Trade receivables	2,271
Inventory	2,019
Indemnity receivables	3,415
Prepaid assets	139

Non-current assets
Property, plant, and equipment	452
Right of use assets	115
Intangible assets	6,102
Goodwill	3,716
Total assets	$18,959

Current liabilities
Trade payables and accrued liabilities	$(6,245)
Current lease liabilities	(98)
Current portion of debt	(1,062)

Long term lease liability	(21)
Deferred tax	(1,717)
Total liabilities	$(9,143)
Total net assets acquired	$9,816

The amounts shown are provisional. The Company has a measurement period of one year following the acquisition date on December 23, 2022 to adjust the provisional amounts recognized for any new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have resulted in the recognition of additional assets or liabilities, or affected the measurement of the amounts recognized as of that date.

Since the acquisition date through December 31, 2022, FGH revenue was $0.1 million with net loss and comprehensive loss of $0.1 million.

As part of the acquisition terms, the former Chief Executive Officer of FGH, together with certain affiliated entities under his control, entered into an agreement pursuant to which they agreed to indemnify the Company for certain potential liabilities of FGH and its subsidiaries, up to a maximum of $5.0 million. A total of $3.4 million of liabilities were recognized in the trade payables and accrued liabilities of FGH on the date of acquisition that were subject to this indemnification obligation. The Company believes it will be fully indemnified by the former CEO of FGH, and, as such, has recorded $3.4 million of indemnification receivables. The indemnified losses include:

1. any losses that are related to the ownership or the operation of FGH and its Canadian subsidiaries, in each case prior to the closing of the Arrangement, that are unknown to the Company and that: (i) have not been disclosed or accounted for in FGH filings; or (ii) have not been disclosed in the Company Disclosure Letter, in each case as at the date of the Arrangement Agreement;

2. any losses that may arise from amounts owed or that may become owed to certain persons or in respect of certain matters identified in the indemnity agreement, as amended; and

3. any fraud, intentional misrepresentation, willful breach, or willful misconduct on the part of FGH or any other entity identified in the indemnity agreement of any of the foregoing in connection with the indemnity agreement or the Arrangement Agreement.

The intangible assets of $6.1 million are comprised of the following categories and estimated useful lives: supplier relationships of $2.4 million for five years, customer relationships of $2.3 million for five years, and licenses of $1.4 million for five years. The Company does not expect the goodwill and intangible asset values to be deductible for Canadian income tax purposes. The goodwill is assigned to the commercial and wholesale segment.

If FGH was acquired at January 1, 2022, the combined revenue and net loss of FGH and the Company would have increased approximately $40.3 million and $19.0 million, respectively (unaudited).

The Company incurred acquisition related costs of $0.3 million which were expensed as incurred in professional fees on the consolidated statements of loss and comprehensive loss.

Just Brands LLC and High Roller Private Label LLC (collectively "JustCBD") business combination

On February 24, 2022, Flora Growth U.S. Holdings Corp., a wholly-owned subsidiary of the Company, completed the acquisition of 100% of the outstanding equity interests in each of (i) Just Brands LLC and (ii) High Roller Private Label LLC for total purchase consideration of $34.4 million. JustCBD is a manufacturer and distributor of consumable cannabinoid products, including gummies, tinctures, vape cartridges, and creams. JustCBD is based in Florida in the United States and was formed in 2017. The Company acquired JustCBD to expand its product offerings, accelerate its revenue growth, expand its customer and distribution capabilities in the United States and for the acquisition of human capital through JustCBD's management team.

The purchase consideration was comprised of (i) $16.0 million of cash, less $0.2 million returned to the Company in August 2022 due to final calculated closing working capital falling short of the target working capital, (ii) 9.5 million common shares of the Company valued at $14.7 million, inclusive of a 15% fair value discount for the required six-month holding period of the shares, and (iii) $4.0 million of contingent purchase consideration. The contingent purchase consideration is based on a clause in the purchase agreement that provides that if at any time during the 24 months following the acquisition date, the five-day volume weighted average price ("VWAP") per share of the Company's common shares as quoted on the Nasdaq Capital Market fails to equal or exceed $5.00, then the Company shall issue a number of additional common shares to the sellers equal to the difference between (x) a fraction, the numerator of which is $47.5 million and the denominator of which is the highest five day VWAP at any point during the 24 months following the closing and (y) the 9.5 million common shares delivered to the sellers at the closing. In no event shall the Company be required to issue more than 3.65 million common shares unless it shall have obtained the consent of the Company's shareholders to do so. In the event the Company is required to deliver in excess of 3.65 million shares to the sellers ("Excess Shares") and the Company shall not have obtained shareholder consent, the Company may deliver cash to the sellers in lieu of such Excess Shares determined by a formula set forth in the purchase agreement. The contingent purchase consideration is classified as a financial liability within the contingent purchase considerations line on the statement of financial position as the Company may be required to settle any amounts due in cash instead of common shares if the Company's common shareholders do not provide requisite shareholder approval to issue additional common shares.

The fair value of the contingent purchase consideration at February 24, 2022 was determined using a Monte Carlo simulation incorporating Brownian motion with 100,000 trials through a binomial lattice model. The significant inputs to the valuation included the two-year time period, the Company's closing share price at February 24, 2022 ($1.82), estimated Company common share volatility (100%), and risk free rate of 1.5% to discount the ending result to present value.

The fair value of the contingent purchase consideration at December 31, 2022 was determined using a Monte Carlo simulation incorporating Brownian motion with 100,000 trials through a binomial lattice model. The significant inputs to the valuation include the remaining time period, the Company's closing share price at December 31, 2022 ($0.23), estimated Company common share volatility (110%), and risk free rate of 4.7% to discount the ending result to present value. The Company determined that the balance of this contingent consideration at December 31, 2022 was $2.6 million, with the $1.3 million decrease in the balance from February 24, 2022 recorded in the unrealized loss from changes in fair value caption in the consolidated statements of loss and comprehensive loss.

The purchase is accounted for as a business combination with amounts recognized as at the acquisition date for each major class of assets acquired and liabilities assumed are as follows:

(Thousands of United States dollars)
Current assets
Cash	$535
Trade receivables	975
Inventory	5,534
Other current assets	540

Non-current assets
Property, plant, and equipment	536
Right of use assets	772
Other non-current assets	127
Intangible asset	4,533
Goodwill	24,898
Total assets	$38,450

Current liabilities
Trade payables and accrued liabilities	$(2,273)
Current lease liabilities	(644)
Provision for sales tax	(982)
Deferred tax	(24)
Other current liabilities	(99)
Total liabilities	$(4,022)
Total net assets acquired	$34,428

The fair value of the trade receivables reflects a $0.3 million discount to the gross contractual amounts as allowance for potentially uncollectible amounts. Since the acquisition date through December 31, 2022, JustCBD revenue was $26.4 million with net loss and comprehensive loss of $6.5 million. The acquired provision for sales tax is discussed at Note 18 below.

The intangible assets of $4.5 million are comprised of the following categories and estimated useful lives: tradenames of $3.1 million for eight to nine years, customer relationships of $1.2 million for five to seven years, and know-how of $0.2 million for three years. The Company expects the goodwill and intangible asset values to be deductible for United States income tax purposes. The goodwill is assigned to the house of brands segment.

If JustCBD was acquired at January 1, 2022, the combined revenue and net loss of JustCBD and the Company would have increased approximately $5.2 million and $1.6 million, respectively (unaudited).

The Company incurred acquisition related costs of $0.6 million which were expensed as incurred in professional fees on the consolidated statements of loss and comprehensive loss.

No Cap Hemp Co. ("No Cap") business combination

On July 20, 2022, Just Brands LLC., a wholly owned subsidiary of the Company, acquired certain assets, assumed certain liabilities, retained certain employees and processes (together the "purchased assets") of No Cap Hemp Co. for total purchase consideration of $0.9 million. No Cap is a manufacturer and distributor of high quality and affordable CBD products. No Cap is based in Florida in the United States and was formed in 2017. Just Brands LLC acquired No Cap to expand its product offerings and accelerate its revenue growth.

As consideration for the purchased assets of No Cap, Just Brands LLC will pay an amount equal to 10% of the sales of No Cap until such a time that Just Brands LLC will have paid a total of $2.0 million. Also on July 20, 2022, Just Brands LLC advanced $0.2 million to the former owners of No Cap. This $0.2 million will be settled prior to and in the same manner as the consideration for the purchased assets. As these entire amounts are considered contingent consideration, it was valued using discounted cash flow models utilizing two different rates, high and low. The significant inputs to the valuation include the estimated nine-year time period to accumulate the $2.0 million maximum payment and discount rates of 23.5%, high, and 14.3%, low, to estimate the present value of the future cash outflows. The resulting acquisition date fair value of $0.9 million contingent purchase consideration is classified within the contingent purchase considerations line on the statement of financial position. At December 31, 2022, the remaining balance outstanding was $0.9 million.

The purchase is accounted for as a business combination with amounts recognized as at the acquisition date for each major class of assets acquired and liabilities assumed are as follows:

(Thousands of United States dollars)
Current assets
Trade receivables	31
Inventory	725

Non-current assets
Intangible asset	-
Goodwill	417
Total assets	$1,173

Current liabilities
Trade payables and accrued liabilities	(272)
Total liabilities	$(272)
Total net assets acquired	$901

The fair value of the trade receivables reflects a $0.2 million discount to the gross contractual amounts as allowance for potentially uncollectible amounts. Since the acquisition date through December 31, 2022, No Cap revenue was $0.6 million with net income and comprehensive loss of $0.1 million.

The Company expects the goodwill to be deductible for Unites States income tax purposes. The goodwill is assigned to the house of brands segment.

If No Cap was acquired at January 1, 2022, the combined revenue of No Cap and the Company would have increased approximately $1.9 million, and the combined net loss would have decreased by $1.0 million (unaudited).

Vessel Brand, Inc. ("Vessel") business combination

On November 12, 2021, the Company acquired 100% of the equity interests in Vessel for total purchase consideration of $28.7 million. Vessel designs and sells premium cannabis consumption accessories in the United States through Vessel's direct to consumer website and wholesale to distributors. Vessel was based in California (Note 13) in the United States and was formed in 2018. The purchase consideration was comprised of $8.0 million and 4,557,000 common shares of the Company valued at $20.7 million based on the closing share price of the Company's common shares less a 15% fair value discount for the required six-month holding period of 3.6 million of the Company's shares issued. The Company acquired Vessel to expand its product offerings, accelerate its revenue growth, expand its presence in the United States and for the acquisition of human capital through Vessel's management team.

The amounts recognized as at the acquisition date for each major class of assets acquired and liabilities assumed are as follows:

(Thousands of United States dollars)
Current assets
Cash	$570
Trade receivables	49
Inventory	1,278
Other current assets	151

Non-current assets
Property, plant and equipment	124
Right of use assets	501
Other long-term assets	42
Intangible assets	9,150
Goodwill	19,675
Total assets	$31,540

Current liabilities
Trade payables and accrued liabilities	$(856)
Deferred tax	(1,500)

Non-current lease liability	(530)
Total liabilities	$(2,886)
Total net assets acquired	$28,654

The fair value of the trade receivables approximates the gross contractual amounts and the Company expects to fully collect the balance. Since the acquisition date through December 31, 2021, Vessel revenue was $1.1 million with net loss and comprehensive loss of $0.3 million.

The intangible assets of $9.2 million were comprised of the following categories and estimated useful lives: tradename of $2.1 million for eight years, patents and developed technology of $4.3 million for nine years, noncompete agreement of $1.2 million for three years, and customer relationships of $1.6 million for ten years. The Company does not expect the goodwill and intangible asset values to be deductible for Unites States income tax purposes. The goodwill is assigned to the house of brands segment.

If Vessel was acquired at January 1, 2021, the combined revenue and net loss of Vessel and the Company would have increased approximately $6.5 million and $1.5 million, respectively, during the year ended December 31, 2021 (unaudited).

The Company incurred acquisition related costs of $0.3 million which were expensed as incurred in professional fees on the consolidated statements of loss and comprehensive loss.

Quipropharma asset acquisition

On January 12, 2021, the Company acquired certain laboratory assets from Quipropharma for COP 1.2 billion ($0.4 million) and real estate assets for COP 3.9 billion ($1.1 million). These purchases did not meet the definition of a business combination under US GAAP and was therefore recorded as an asset acquisition. The asset acquisition was recorded at 100% of the fair value of the net assets acquired, with the consideration paid entirely assigned to property and equipment of $1.5 million.

Supplemental Pro Forma Information (unaudited)

The unaudited pro forma information for the periods set forth below gives effect to the acquisition of JustCBD, Vessel, and FGH as if the acquisitions had occurred on January 1, 2021. Proforma net revenue for the years ended December 31, 2022 and 2021 are $84.5 million and $45.8 million, respectively. Proforma net loss and comprehensive loss attributable to common shareholders for the years ended December 31, 2022 and 2021 are $72.2 million and $34.0 million, respectively.

Acquisition of Minority interests

On January 18, 2022, the Company acquired the remaining 13% of the outstanding equity interests in Flora Beauty LLC from its minority shareholder in exchange for 100,000 common shares of the Company and a stock option exercisable for up to 50,000 common shares of the Company at an exercise price of $1.70 per share that expire five years from the date of the grant.

On January 31, 2022, the Company completed its acquisition of Breeze by acquiring the remaining 10% of the equity interests in Breeze from its minority shareholders in exchange for 30,282 common shares of the Company.